SEGMENT AND GEOGRAPHICAL INFORMATION - Segment Revenue by Business Unit (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Sales	$ 7,260	$ 6,822	$ 33,239	$ 29,654	$ 33,006
Operating segments, inclusive of intersegment sales
Segment Reporting Information [Line Items]
Sales	7,325	6,903	33,640	30,105	33,560
Operating segments, inclusive of intersegment sales | Power
Segment Reporting Information [Line Items]
Sales	4,035	3,821	17,436	16,124	16,729
Operating segments, inclusive of intersegment sales | Power | Gas Power
Segment Reporting Information [Line Items]
Sales	3,041	2,882	13,220	12,079	12,087
Operating segments, inclusive of intersegment sales | Power | Nuclear Power
Segment Reporting Information [Line Items]
Sales	229	221	827	699	637
Operating segments, inclusive of intersegment sales | Power | Hydro Power
Segment Reporting Information [Line Items]
Sales	181	178	887	703	735
Operating segments, inclusive of intersegment sales | Power | Steam Power
Segment Reporting Information [Line Items]
Sales	584	540	2,502	2,643	3,270
Operating segments, inclusive of intersegment sales | Wind
Segment Reporting Information [Line Items]
Sales	1,639	1,751	9,826	8,905	11,539
Operating segments, inclusive of intersegment sales | Wind | Onshore Wind
Segment Reporting Information [Line Items]
Sales	1,059	1,422	7,761	7,941	10,361
Operating segments, inclusive of intersegment sales | Wind | Offshore Wind
Segment Reporting Information [Line Items]
Sales	441	249	1,455	531	512
Operating segments, inclusive of intersegment sales | Wind | LM Wind Power
Segment Reporting Information [Line Items]
Sales	139	80	610	433	666
Operating segments, inclusive of intersegment sales | Electrification
Segment Reporting Information [Line Items]
Sales	1,651	1,331	6,378	5,076	5,292
Operating segments, inclusive of intersegment sales | Electrification | Grid Solutions
Segment Reporting Information [Line Items]
Sales	1,109	835	3,955	3,133	3,226
Operating segments, inclusive of intersegment sales | Electrification | Power Conversion
Segment Reporting Information [Line Items]
Sales	235	183	1,027	843	965
Operating segments, inclusive of intersegment sales | Electrification | Electrification Software
Segment Reporting Information [Line Items]
Sales	206	218	874	804	876
Operating segments, inclusive of intersegment sales | Electrification | Solar & Storage Solutions
Segment Reporting Information [Line Items]
Sales	$ 101	$ 95	$ 522	$ 296	$ 225